Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 09, 2023	Dec. 31, 2022	Jul. 01, 2022	Mar. 31, 2023	Jul. 31, 2022
Disclosure of detailed information about borrowings [line items]
Line of credit				$ 139,551,000
Line of credit [member] | UK [member]
Disclosure of detailed information about borrowings [line items]
Line of credit				17,269
Line of credit [member] | South Africa [member]
Disclosure of detailed information about borrowings [line items]
Line of credit				1,686
Line of credit [member] | North America [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit				40,000
Line of credit [member] | PHILIPPINES
Disclosure of detailed information about borrowings [line items]
Line of credit				15,000
Line of credit [member] | WNS Global Services Private Limited [member]
Disclosure of detailed information about borrowings [line items]
Line of credit				65,596
Long term loan for general corporate purposes [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility amount					$ 80,000
Repayment of installment	$ 8,000		$ 8,000
Long term loan for general corporate purposes [member] | Secured Overnight Financng Rate [Member]
Disclosure of detailed information about borrowings [line items]
Fixed rate					1.20%
Long Term Loan To Finance Acquisition Of The Smart Cube [Member]
Disclosure of detailed information about borrowings [line items]
Term loan facility amount		$ 83,000		$ 102,381
Repayment of installment		$ 8,300
Long Term Loan To Finance Acquisition Of The Smart Cube [Member] | Sterling overnight index average [Member]
Disclosure of detailed information about borrowings [line items]
Fixed rate		1.25%